Transactions with Related Parties (Table) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Management fees - related party
Total Management fees - related party	$ 2,548,942	$ 3,553,781
Allseas Marine SA
Included in Commissions
Charter hire commissions	0	350,706
Netted against Gain from sale of assets
Vessel sale & purchase commissions	0	745,000
Included in Vessel operating expenses
Superintendent fees	286,398	193,351
Included in Dry-docking expenses
Superintendent fees	16,260	123,840
Management fees - related party
Management fees	2,173,940	2,294,542
Financial accounting and reporting services	375,002	379,224
Loretto agreement	0	880,015
Total Management fees - related party	2,548,942	3,553,781
Included in General and administrative expenses
Administrative fees	16,022	19,695
Executive services agreement	$ 1,610,370	$ 1,986,790